SEGMENT REPORTING - Total assets (Details)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Total assets:
Total Assets	¥ 552,389,514	$ 76,011,327	¥ 531,824,577
Automation product and software
Total assets:
Total Assets	132,194,082	18,190,511	167,009,315
Equipment, accessories and others
Total assets:
Total Assets	145,316,223	19,996,178	170,809,759
Oilfield environmental protection
Total assets:
Total Assets	78,023,782	10,736,430	107,393,609
Platform Outsourcing Services
Total assets:
Total Assets	61,931,606	8,522,072	¥ 86,611,894
Chemical recycling
Total assets:
Total Assets	¥ 134,923,821	$ 18,566,136